Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

April 9, 2013

Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-139701 and 811-05618

Enclosed for filing please find Post-Effective Amendment No. 36 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(b). We received oral comments from you on March 22, 2013 with respect to Registrant’s Post-effective Amendment No. 34 to the Registration Statement filed on February 4, 2013. All page numbers in this letter refer to the redline prospectus that was sent to you with the February 4th filing.

For the convenience of the staff in reviewing the Registration Statement, we sent a redline copy of the Registration Statement via email to the Office of Insurance Products of the Division of Investment Management.

1.	Glossary – pages 6-9

a)	Please confirm that changes to defined terms that apply to previously issued Contracts are language clarifications that do not alter the actual features of these Contracts.

b)	In the definitions of terms applicable only to the Lifetime Benefits described in Appendix D and Target Date Benefits in Appendix E, please add a cross reference to the appropriate Appendix.

Response:

a)      Confirmed.

b)      Revised as requested.

2.	Section 5, Investment Options – page 27

In the Primary Investment description of the AZL MFS Value Fund, please revise this text to indicate the final decision referenced in the last sentence.

Response:

Revised as requested.

3.	Section 11.a, Income Protector – When Income Protector Ends – pages 55-56

a)	Please confirm that changes to this section that apply to previously issued Contracts are language clarifications that do not alter the actual features of these Contracts.

b)	Please indicate where in the prospectus you define what it means to be a “federally recognized spouse” as stated in the seventh bullet point.

Response:

a)      Confirmed.

b)      In section 2, Owners, Annuitants, and Other Specified Persons – Covered Persons it states:

However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue.

4.	Section 11.b, Investment Protector – Target Value Dates – page 58

Please confirm that changes to this section are language clarifications that do not alter the actual features of this benefit.

Response:

Confirmed.

5.	Section 11.b, Investment Protector – When Investment Protector Ends – page 63

Please indicate why the second bullet point specifically calls out civil union partnerships in New Jersey and not any other states that recognize such unions.

Response:

Although states other than New Jersey have adopted laws recognizing civil union partnerships, New Jersey is the only state that has required us to modify the contract and extend a form of contract continuation to these partnerships.

6.	Section 11.c, Quarterly Value Death Benefit – page 63

Please confirm that changes to the second paragraph of this section are language clarifications that do not alter the actual features of this benefit.

Response:

Confirmed.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Additional required exhibits are included in this amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:      /s/ Stewart D. Gregg

            Stewart D. Gregg